Notes Receivable, Current	12 Months Ended
Dec. 31, 2016
Notes Receivable, Current and Accounts Receivable, Net [Abstract]
NOTES RECEIVABLE, CURRENT

Note 3 – NOTES RECEIVABLE, CURRENT

The notes receivable includes due on demand interest-free notes to third parties. For the year ended December 31, 2016, the Company advanced a loan of $563,896 to a third party company. The loan is non-interest bearing and due on demand. For the year ended December 31, 2014, the Company received repayments of notes for a total amount of $130,172 from a third party individual.

As of December 31, 2016 and 2015, balance of notes receivable, current was $547,259, and $125,687, respectively.